Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 12	$ 24
Deposits	1,919	1,902
Total assets	1,931	1,926
Current liabilities
Other payables and accrued expenses (Note 6)	142	141
Total current liabilities	142	141
Shareholders’ equity
Ordinary shares of NIS 1.0 par value (5,000,000 and 100,000,000 shares authorized as of December 31, 2018 and December 31, 2019; 2,780,707 shares issued and 1,255,640 shares outstanding as of December 31, 2019 and December 31, 2018)	790	790
Additional paid-in capital	158,111	158,111
Accumulated deficit	(145,074)	(145,078)
Total shareholders' equity before reduction of treasury stock	13,827	13,823
Treasury stock, at cost: 1,525,067 shares as of December 31, 2019 and December 31, 2018	(12,038)	(12,038)
Total shareholders’ equity	1,789	1,785
Total liabilities and shareholders’ equity	$ 1,931	$ 1,926